Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs:
Wages and salaries	£ 839	£ 745	£ 745
Performance-related payments	162	170	183
Social security costs	115	112	112
Pension costs, defined contribution plans	71	60	64
Pension costs, defined benefit plans	13	28	38
Other personnel costs	41	44	41
Staff costs	1,241	1,159	1,183
Other administration expenses	925	888	826
Depreciation, amortisation and impairment	290	296	501
Total operating expenses before impairment losses, provisions and charges	£ 2,456	£ 2,343	£ 2,510